Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Sep. 25, 2011	Sep. 26, 2010	Sep. 27, 2009
Net sales	$ 58,475	$ 68,244	$ 278,090	$ 347,189	$ 408,022
Cost of sales	56,174	64,920	267,739	314,224	400,488
Gross profit	2,301	3,324	10,351	32,965	7,534
Research and development expenses	3,948	4,049	14,592	21,429	26,776
Selling, general and administrative expenses	7,173	13,634	40,844	55,848	54,880
Severance and other expenses (Note 1) (Note 9)	(711)		6,745	3,674	29,586
Asset impairment and other charges (Note 1)					71,809
Loss from operations	(8,109)	(14,359)	(51,830)	(47,986)	(175,517)
Other (expense) income, net	(87)	831	1,868	2,357	1,536
Gain on extinguishment of long-term debt			8,382	6	17,253
Interest income	17	55	188	1,311	3,184
Interest expense, including non-cash accretion of $7,576, $8,456 and $8,793	(4,283)	(3,844)	(15,065)	(15,876)	(19,762)
Gain (loss) on short- and long-term investments	30	364	978	(319)	4,390
Loss before income taxes	(12,432)	(16,953)	(55,479)	(60,507)	(168,916)
Provision (benefit) for income taxes	44	(3)	86	(1,585)	(209)
Net loss	$ (12,476)	$ (16,950)	$ (55,565)	$ (58,922)	$ (168,707)
Basic loss per share (in Dollars per share)	$ (0.53)	$ (0.73)	$ (2.38)	$ (2.52)	$ (7.27)
Diluted loss per share (in Dollars per share)	$ (0.53)	$ (0.73)	$ (2.38)	$ (2.52)	$ (7.27)
Weighted-average common shares outstanding (in Shares)	23,395	23,371	23,377	23,362	23,214
Weighted-average common and diluted shares outstanding (in Shares)	23,395	23,371	23,377	23,362	23,214